SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of estimates:

a.Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the year ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods. Such changes could result in future impairments of long-lived assets.

Financial statements in U.S. dollars:

b.Financial statements in U.S. dollars:

The reporting and functional currency of the Company is the U.S. dollar, as the Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and Compugen USA, Inc. have operated and expect to continue to operate in the foreseeable future.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

Basis of consolidation:

c.Basis of consolidation:

The consolidated financial statements include the accounts of the Company and Compugen USA, Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents:	d.Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted cash:

e.Restricted cash:

Restricted cash is held in interest bearing saving accounts which are used as a security for the Company’s Israeli facility leasehold bank guarantee and credit card security for Compugen USA, Inc.

Short-term bank deposits:

f.Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

The short-term bank deposits as of December 31, 2021 and 2020 are in U.S. dollars and bear an annual weighted average interest rate of 0.77% and 1.01%, respectively.

Property and equipment, net:

g.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Impairment of long-lived assets:

h.Impairment of long-lived assets:

The long-lived assets of the Company and Compugen USA, Inc. are reviewed for impairment in accordance with ASC 360, “Property, Plant, and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2021, 2020 and 2019, no impairment losses have been identified.

Revenue recognition:

i.Revenue recognition:

The Company generates revenues mainly from its collaborative and license agreements. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestone achievements.

The Company recognizes revenue in accordance with ASC 606 – “Revenue from Contracts with Customers”.

As such, the Company analyzes its contracts to assess whether they are within the scope of ASC 606. In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

•

Identification of the contract, or contracts, with a customer

•

Identification of the performance obligations in the contract - At contract inception, the Company assesses the goods or services promised in a contract with a customer and identifies those distinct goods and services that represent a performance obligation. A promised good or service may not be identified as a performance obligation if it is immaterial in the context of the contract with the customer, if it is not distinct from other promises in the contract (either because it is not capable of being distinct or because it is not distinct within the context of the contract), or if an option to acquire good or service does not provide the customer with a material right.

•

Determination of the transaction price - The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration will only be included in the transaction price when it is not considered constrained, which is when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

i.Revenue recognition (Cont.):

•

Allocation of the transaction price to the performance obligations in the contract - If it is determined that multiple performance obligations exist, the transaction price is allocated at the inception of the agreement to all identified performance obligations based on the relative standalone selling prices. The relative selling price for each deliverable is estimated using observable objective evidence if it is available. If observable objective evidence is not available, the Company uses its best estimate of the selling price for the deliverable.

•

Recognition of revenue when, or as, the Company satisfies a performance obligation - Revenue is recognized when, or as, the Company satisfies a performance obligation by transferring a promised good or service to a customer. An asset is transferred when, or as, the customer obtains control of that asset, which for a service is considered to be as the services are received and used.

After contract inception, the transaction price is reassessed at every period end and updated for changes such as resolution of uncertain events. Any change in the transaction price is allocated to the performance obligations on the same basis as at contract inception.

The Company entered into an exclusive license agreement with AstraZeneca. Under the terms of the agreement, Compugen provided AstraZeneca with an exclusive license to intellectual property (“IP”) rights of the Company for the development of bi-specific and multi-specific antibody products derived from COM902. Compugen received a $10,000 upfront nonrefundable payment and is eligible to receive up to $200,000 for development, regulatory and commercial milestones for the first product, including $8,000 received to date as well as tiered royalties on future product sales.

Under ASC 606, the Company determined the license to the IP to be a functional IP that has significant standalone functionality. The Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the IP. Therefore, the license to the IP is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to the customer.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable consideration is resolved). Therefore, as the milestone payments are not probable, revenue was not recognized in respect to such milestone payments prior to achievement of such milestone.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

i.Revenue recognition (Cont.):

Sales- or usage-based royalties to be received in exchange for licenses of IP are recognized at the later of when (1) the subsequent sale or usage occurs or (2) the performance obligation to which some or all of the sales- or usage-based royalty has been allocated is satisfied (in whole or in part). As royalties are payable based on future Commercial Sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

On December 18, 2020 the first milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $2,000 in accordance with the criteria prescribed under ASC 606.

On September 29, 2021 the second milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $6,000 in accordance with the criteria prescribed under ASC 606.

For information regarding revenues, please refer to Note 10 below.

Cost of revenues:	j.Cost of revenues: Cost of revenues consist of certain royalties and milestones paid or accrued.
Research and development expenses, net:

k.Research and development expenses, net:

Research and development costs are charged to the statement of comprehensive loss as incurred and are presented net of the amount of any grants the Company receives for research and development in the period in which the grant was received.

As part of the process of preparing the consolidated financial statements, the Company accrues costs for pre-clinical and clinical trial activities based upon estimates of the services received and related expenses incurred that have yet to be invoiced by the contract research organizations or other pre-clinical or clinical trial vendors that perform the activities. In certain circumstances, the Company is required to make nonrefundable advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the nonrefundable advance payments are deferred and capitalized, and amortized as the related goods or services are provided. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

k.Research and development expenses, net (Cont.):

The portion of the Bristol-Myers Squibb $12,000 investment over the fair market value of the shares issued in the amount of $4,121 and the portion of the $20,000 investment over the fair market value of the shares issued in the amount of $5,000 were considered as deferred participation of Bristol-Myers Squibb in R&D expenses which is amortized over the period of the clinical trial based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements”, see Note 1f and Note 8b.

Amortization of participation in R&D expenses for the years ended December 31, 2021, 2020 and 2019 were $1,291, $829 and $627, respectively.

Severance pay:

l.Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and is in large part covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. The value of these deposits and policies is recorded as an asset in the Company’s balance sheet. Pursuant to Section 14 of the Israeli Severance Pay Law, for Israeli employees under this section, the Company’s contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee.

Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2021, 2020 and 2019 amounted to approximately $383, $572 and $366, respectively.

Stock-based compensation:

m.Stock-based compensation:

The Company accounts for stock-based compensation to employees and non-employees in accordance with ASC 718, “Compensation - Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company accounts for forfeitures as they occur.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

m.Stock-based compensation (Cont.):

The Company selected the Black-Scholes-Merton (“Black-Scholes”) option-pricing model as the most appropriate fair value method for its share-options awards and Employee Stock Purchase Plan (“ESPP”). The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company used the following weighted-average assumptions for options granted to employees, directors and non-employees and ESPP:

	Year ended December 31,
	2021	2020	2019

Employee stock Options
Volatility	67.68%	63.17%	54.59%
Risk-free interest rate	0.77%	0.45%	1.92%
Dividend yield	0%	0%	0%
Expected life (years)	5.17	5.16	5.15

ESPP
Volatility	64.68%-69.68%	-	-
Risk-free interest rate	0.04%-0.10%	-	-
Dividend yield	0%	-	-
Expected life (years)	0.42-0.50	-	-

Concentration of credit risks:

n.Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash and short-term bank deposits.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the U.S. Generally, these deposits may be redeemed upon demand and bear minimal risk.

The trade receivables of the Company derive from milestone payments under collaboration agreements between the company and its collaborators, located primarily in Europe.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

n.Concentration of credit risks (Cont.):

The Company’s collaborators are major pharma companies. The amounts due to the Company by such collaborators are paid pursuant to the terms of the agreements after a short period of time and bear low risk.

The Company had one collaborator that accounted for 100% of the Company’s consolidated revenues, for the years ended December 31, 2021 and 2020. The Company had no revenues in 2019.

Basic and diluted loss per share:

o.Basic and diluted loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, “Earnings per Shareˮ.

All outstanding share options and warrants for the years ended December 31, 2021, 2020 and 2019 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented. As of December 31, 2021, 2020 and 2019 the average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 6,758,300, 7,150,648 and 12,754,803, respectively.

Income taxes:

p.Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”, (“ASC 740”) which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2021 and 2020, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740-10.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Fair value of financial instruments:

q.Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputting that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable and prepaid expenses, trade payable and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

Derivative instruments:

r.Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”. ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

r.Derivative instruments (Cont.):

If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

In the past the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of December 31, 2021 and 2020, the Company had no outstanding forward contracts. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and during each of the years ended December 31, 2021, 2020 and 2019, no amount of total gains were recognized and were classified to operating expenses as effective hedge and no unrealized gains were recognized under other comprehensive income (loss).

Comprehensive income (loss):

s.Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general-purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company elected to present the comprehensive income (loss) in a single continuous statement.

Recently issued and recently adopted Accounting Standards:

In the years 2021, 2020 and 2019 the Company has no components of other comprehensive income (loss), other than net loss.

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2: -SIGNIFICANT ACCOUNTING POLICIES (Cont.)

t.Recently issued and recently adopted Accounting Standards:

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company adopted ASU 2020-06 as of January 1, 2021. The adoption of this standard did not have an impact to the Company’s financial statements.

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The ASU is currently not expected to have a material impact on our consolidated financial statements.